UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

October 1, 2014 to October 31, 2014.

Commission File Number of issuing entity: 333-145109, 333-131327

Central Index Key Number of issuing entity: 0001174821

CHASE ISSUANCE TRUST

(Issuing Entity of the Notes)

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-74303, 333-68236, 333-83484, 333-103210, 000-19191, 333-145109-04

Central Index Key Number of depositor: 0000869090

CHASE BANK USA, NATIONAL ASSOCIATION

(Exact name of depositor and sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation

or organization of the issuing entity)

N.A.

(I.R.S. Employer Identification No. of the issuing entity)

22-2382028

(I.R.S. Employer Identification No. of the depositor)

CHASE ISSUANCE TRUST c/o Chase Bank USA, National Association 201 North Walnut Street Wilmington, Delaware	19801
(Address of principal executive offices of the issuing entity)	(Zip Code)

(302) 282-3000

(Telephone number, including area code)

N.A.

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
CHASEseries Class A Notes	☐	☐	☒
CHASEseries Class B Notes	☐	☐	☒
CHASEseries Class C Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐.

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The information required by Items 1121(a) and 1121(b) of Regulation AB is provided in the distribution reports attached hereto as Exhibits 99.1, 99.2, and 99.3.

With respect to the information required by Item 1121 (c ) of Regulation AB, Chase Bank USA, National Association ( CIK # 0000869090 ) has no repurchase activity to report for the period from October 1, 2014 to October 31, 2014 for the Chase Issuance Trust.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings

Disclosure regarding Wells Fargo Bank, National Association, the indenture trustee under the indenture and the collateral agent under the asset pool one supplement. Wells Fargo Bank, National Association is referred to herein as “Wells Fargo Bank.”

Legal proceeding against Wells Fargo Bank

On June 18, 2014, a group of institutional investors filed a civil complaint in the Supreme Court of the State of New York, New York County, against Wells Fargo Bank in its capacity as trustee under 276 residential mortgage backed securities– referred to herein as “RMBS”– trusts. On July 18, 2014, the group filed an amended complaint – referred to herein, together with the civil complaint, as the “complaint” – which included eight additional RMBS trusts, for an alleged total of 284 RMBS trusts. The complaint is one of six similar complaints filed contemporaneously against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and US Bank) by certain of the institutional investor plaintiffs. The complaint against Wells Fargo Bank alleges the trustee caused losses to investors and asserts causes of action based upon, among other things, the trustee’s purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality, failure to notify securityholders of purported events of default allegedly caused by breaches by mortgage loan servicers and purported failure to abide by appropriate standards of care following events of default. Relief sought includes money damages in an unspecified amount, reimbursement of certain expenses and equitable relief. Other cases alleging similar causes of action have previously been filed against Wells Fargo Bank and other trustees by RMBS investors in other transactions.

There can be no assurances as to the outcome of the litigation, or the possible impact of the litigation on the indenture trustee or the collateral agent. However, Wells Fargo Bank has stated that it denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 9. Exhibits.

Exhibit No.	Description

99.1	Monthly Information Officer’s Certificate

99.2	Asset Pool One Monthly Servicer’s Certificate

99.3	CHASEseries Monthly Noteholders’ Statement

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHASE ISSUANCE TRUST
(Issuing entity)

Date: November 17, 2014	By:	CHASE BANK USA, NATIONAL ASSOCIATION,
as Servicer

/s/ Patricia Garvey
Name: Patricia Garvey
Title: Executive Director